Derivatives	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 16: Derivatives
We use derivatives to manage exposure to market risk, including interest rate risk, credit risk and foreign currency risk, and to assist customers with their risk management objectives. We designate certain derivatives as hedging instruments in qualifying hedge accounting relationships (fair value or cash flow hedges). Our remaining derivatives consist of economic hedges that do not qualify for hedge accounting and derivatives held for customer accommodation trading or other purposes.

Risk Management Derivatives
Our asset/liability management approach to interest rate, foreign currency and certain other risks includes the use of derivatives, which are typically designated as fair value or cash flow hedges, or economic hedges. We use derivatives to help minimize significant, unplanned fluctuations in earnings, fair values of assets and liabilities, and cash flows caused by interest rate, foreign currency and other market risk volatility. This approach involves modifying the repricing characteristics of certain assets and liabilities so that changes in interest rates, foreign currency and other exposures, which may cause the hedged assets and liabilities to gain or lose fair value, do not have a significant adverse effect on the net interest margin, cash flows and earnings. In a fair value or economic hedge, the effect of change in fair value will generally be offset by the unrealized gain or loss on the derivatives linked to the hedged assets and liabilities. In a cash flow hedge, where we manage the variability of cash payments due to interest rate or foreign currency fluctuations by the effective use of derivatives linked to hedged assets and liabilities, the hedged asset or liability is not adjusted and the unrealized gain or loss on the derivative is recorded in other comprehensive income.
Customer Accommodation Trading
We also use various derivatives, including interest rate, commodity, equity, credit and foreign exchange contracts, as an accommodation to our customers as part of our trading businesses. These derivative transactions, which involve engaging in market-making activities or acting as an intermediary, are conducted in an effort to help customers manage their market risks. We usually offset our exposure from such derivatives by entering into other financial contracts, such as separate derivative or security transactions. These customer accommodations and any offsetting derivatives are treated as customer accommodation trading and other derivatives in our disclosures. Additionally, embedded derivatives that are required to be accounted for separately from their host contracts are included in the customer accommodation trading and other derivatives disclosures, as applicable.
We mention derivative instruments within several other Notes in this Report. For additional information on Derivatives, refer to the following areas:
•Note 1: Summary of Significant Accounting Policies
•Note 2: Trading Activities
•Note 6: Equity Securities
•Note 8: Securitizations and Variable Interest Entities
•Note 9: Mortgage Banking Activities
•Note 12: Long-Term Debt
•Note 13: Guarantees and Other Commitments
•Note 14: Pledged Assets and Collateral
•Note 17: Fair Values of Assets and Liabilities
•Note 25: Other Comprehensive Income
•Note 27: Parent-Only Financial Statements
Table 16.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

Table 16.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2021			December 31, 2020
	Notional or	Fair value		Notional or	Fair value
	contractual	Derivative	Derivative	contractual	Derivative	Derivative
(in millions)	amount	assets	liabilities	amount	assets	liabilities
Derivatives designated as hedging instruments
Interest rate contracts	$153,993	2,212	327	184,090	3,212	789
Foreign exchange contracts	24,949	281	669	47,331	1,381	607
Total derivatives designated as qualifying hedging instruments		2,493	996		4,593	1,396
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts	142,234	40	41	261,159	341	344
Equity contracts	26,263	1,493	1,194	25,997	1,363	490
Foreign exchange contracts	28,192	395	88	47,106	331	1,515
Credit contracts	290	7	—	73	31	—
Subtotal		1,935	1,323		2,066	2,349
Customer accommodation trading and other derivatives:
Interest rate contracts	7,976,534	20,286	17,435	7,947,941	32,510	25,169
Commodity contracts	76,642	5,965	2,417	65,790	2,036	1,543
Equity contracts	321,863	16,278	17,827	280,195	17,522	21,516
Foreign exchange contracts	560,049	5,912	5,915	412,879	6,891	6,034
Credit contracts	38,318	39	43	34,329	64	58
Subtotal		48,480	43,637		59,023	54,320
Total derivatives not designated as hedging instruments		50,415	44,960		61,089	56,669
Total derivatives before netting		52,908	45,956		65,682	58,065
Netting		(31,430)	(36,532)		(39,836)	(41,556)
Total		$21,478	9,424		25,846	16,509
Table 16.2 provides information on the fair values of derivative assets and liabilities subject to enforceable master netting arrangements, the balance sheet netting adjustments and the resulting net fair value amount recorded on our consolidated balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements and reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within our consolidated balance sheet. We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement, which are determined at the counterparty level. We do not net non-cash collateral that we receive and pledge on our consolidated balance sheet. For disclosure purposes, we present “Total Derivatives, net” which represents the aggregate of our net exposure to each counterparty after considering the balance sheet and disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty-specific credit risk limits, using master netting arrangements and obtaining collateral. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 14 (Pledged Assets and Collateral).
Table 16.2: Fair Values of Derivative Assets and Liabilities

	December 31, 2021		December 31, 2020
(in millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter (OTC)	$20,067	16,654	30,958	24,048
OTC cleared	168	192	1,156	1,099
Exchange traded	52	28	11	27
Total interest rate contracts	20,287	16,874	32,125	25,174
Commodity contracts
OTC	5,040	1,249	1,498	1,009
Exchange traded	557	1,047	287	452
Total commodity contracts	5,597	2,296	1,785	1,461
Equity contracts
OTC	6,132	9,730	7,747	11,068
Exchange traded	7,493	6,086	4,759	4,733
Total equity contracts	13,625	15,816	12,506	15,801
Foreign exchange contracts
OTC	6,335	6,221	8,088	7,603
Total foreign exchange contracts	6,335	6,221	8,088	7,603
Credit contracts
OTC	32	31	55	43
Total credit contracts	32	31	55	43
Total derivatives subject to enforceable master netting arrangements, gross	45,876	41,238	54,559	50,082
Less: Gross amounts offset
Counterparty netting (1)	(27,172)	(27,046)	(34,304)	(34,106)
Cash collateral netting	(4,258)	(9,486)	(5,532)	(7,450)
Total derivatives subject to enforceable master netting arrangements, net	14,446	4,706	14,723	8,526
Derivatives not subject to enforceable master netting arrangements	7,032	4,718	11,123	7,983
Total derivatives recognized in consolidated balance sheet, net	21,478	9,424	25,846	16,509
Non-cash collateral not offset	(1,432)	(412)	(2,157)	(3,588)
Total Derivatives, net (2)	$20,046	9,012	23,689	12,921
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in our consolidated balance sheet, including portfolio level counterparty valuation adjustments related to customer accommodation and other trading derivatives. Counterparty valuation adjustments related to derivative assets were $284 million and $399 million and debit valuation adjustments related to derivative liabilities were $158 million and $201 million as of December 31, 2021, and December 31, 2020, respectively, and were primarily related to interest rate contracts.
(2)Prior period balances have been conformed to current period presentation.
Fair Value and Cash Flow Hedges
For fair value hedges, we use interest rate swaps to convert certain of our fixed-rate long-term debt and time certificates of deposit to floating rates to hedge our exposure to interest rate risk. We also enter into cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge our exposure to foreign currency risk and interest rate risk associated with the issuance of non-U.S. dollar denominated long-term debt. In addition, we use interest rate swaps, cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge against changes in fair value of certain investments in available-for-sale debt securities due to changes in interest rates, foreign currency rates, or both. For certain fair value hedges of foreign currency risk, changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income. See Note 25 (Other Comprehensive Income) for the amounts recognized in other comprehensive income.
For cash flow hedges, we use interest rate swaps to hedge the variability in interest payments received on certain floating-rate commercial loans, and paid on certain floating-rate debt due to changes in the contractually specified interest rate. We also use cross-currency swaps to hedge variability in interest payments on fixed-rate foreign currency-denominated long-term debt due to changes in foreign exchange rates.
We estimate $32 million pre-tax of deferred net losses related to cash flow hedges in OCI at December 31, 2021, will be reclassified into net interest income during the next twelve months. The deferred losses expected to be reclassified into net interest income are primarily related to discontinued hedges of floating rate loans. For cash flow hedges as of December 31, 2021, we are hedging our foreign currency exposure to the variability of future cash flows for all forecasted transactions for a maximum of 9 years. For additional information on our accounting hedges, see Note 1 (Summary of Significant Accounting Policies).

Table 16.3 and Table 16.4 show the net gains (losses) related to derivatives in fair value and cash flow hedging relationships, respectively.
Table 16.3: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$9,253	(388)	(3,173)	3,734	N/A	212
Interest contracts
Amounts related to interest settlements on derivatives	(253)	289	2,136	—	2,172
Recognized on derivatives	1,129	(336)	(6,351)	—	(5,558)	—
Recognized on hedged items	(1,117)	333	6,288	—	5,504
Total gains (losses) (pre-tax) on interest rate contracts	(241)	286	2,073	—	2,118	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	57	—	10	—	67
Recognized on derivatives	4	—	(516)	(99)	(611)	81
Recognized on hedged items	(3)	—	438	82	517
Total gains (losses) (pre-tax) on foreign exchange contracts	58	—	(68)	(17)	(27)	81
Total gains (losses) (pre-tax) recognized on fair value hedges	$(183)	286	2,005	(17)	2,091	81
Year ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,234	(2,804)	(4,471)	3,847	N/A	198
Interest contracts
Amounts related to interest settlements on derivatives	(338)	503	1,704	—	1,869
Recognized on derivatives	(1,261)	161	6,691	—	5,591	—
Recognized on hedged items	1,317	(151)	(6,543)	—	(5,377)
Total gains (losses) (pre-tax) on interest rate contracts	(282)	513	1,852	—	2,083	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	52	—	(139)	—	(87)
Recognized on derivatives	(1)	—	261	1,591	1,851	(31)
Recognized on hedged items	2	—	(201)	(1,575)	(1,774)
Total gains (losses) (pre-tax) on foreign exchange contracts	53	—	(79)	16	(10)	(31)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(229)	513	1,773	16	2,073	(31)
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,955	(8,635)	(7,350)	7,457	N/A	275
Interest contracts
Amounts related to interest settlements on derivatives	—	58	169	—	227
Recognized on derivatives	(2,082)	463	5,001	—	3,382	—
Recognized on hedged items	2,096	(442)	(4,910)	—	(3,256)
Total gains (losses) (pre-tax) on interest rate contracts	14	79	260	—	353	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	35	—	(483)	—	(448)
Recognized on derivatives	(5)	—	308	(358)	(55)	(3)
Recognized on hedged items	6	—	(289)	350	67
Total gains (losses) (pre-tax) on foreign exchange contracts	36	—	(464)	(8)	(436)	(3)
Total gains (losses) (pre-tax) recognized on fair value hedges	$50	79	(204)	(8)	(83)	(3)
Table 16.4: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income		Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$28,634	(3,173)	N/A	212
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(137)	—	(137)	137
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	7
Total gains (losses) (pre-tax) on interest rate contracts	(137)	—	(137)	144
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(6)	(6)	6
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(19)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(6)	(6)	(13)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(137)	(6)	(143)	131
Year ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$34,230	(4,471)	N/A	198
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(215)	4	(211)	211
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(215)	4	(211)	211
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	10
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(8)	(8)	18
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(215)	(4)	(219)	229
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$44,218	(7,350)	N/A	275
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(291)	1	(290)	290
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(291)	1	(290)	290
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(9)	(9)	9
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(21)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(9)	(9)	(12)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(291)	(8)	(299)	278
Table 16.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 16.5: Hedged Items in Fair Value Hedging Relationship

	Hedged items currently designated		Hedged items no longer designated
(in millions)	Carrying amount of assets/(liabilities) (1)(2)	Hedge accounting basis adjustment assets/(liabilities) (3)	Carrying amount of assets/(liabilities) (2)	Hedge accounting basis adjustment assets/(liabilities)
December 31, 2021
Available-for-sale debt securities (4)	$24,144	(559)	17,962	965
Deposits	(10,187)	(144)	—	—
Long-term debt	(138,801)	(5,192)	—	—
December 31, 2020
Available-for-sale debt securities (4)	$29,538	827	17,091	1,111
Deposits	(22,384)	(477)	—	—
Long-term debt	(156,907)	(12,466)	(14,468)	31
(1)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for debt securities is $873 million and for long-term debt is $(2.7) billion as of December 31, 2021, and $17.6 billion for debt securities and $(4.7) billion for long-term debt as of December 31, 2020.
(2)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(3)The balance includes $136 million and $188 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2021, respectively, and $205 million and $130 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2020, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Carrying amount represents the amortized cost.
Derivatives Not Designated as Hedging Instruments
Derivatives not designated as hedging instruments include economic hedges and derivatives entered into for customer accommodation trading purposes.
We use economic hedge derivatives to manage our exposure to interest rate risk, equity price risk, foreign currency risk, and credit risk. We also use economic hedge derivatives to mitigate the periodic earnings volatility caused by mismatches between the changes in fair value of the hedged item and hedging instrument recognized on our fair value accounting hedges.
In second quarter 2020, we entered into arrangements to transition the economic hedges of our deferred compensation plan liabilities from equity securities to derivative instruments. Changes in the fair values of derivatives used to economically hedge the deferred compensation plan are reported in personnel expense.
Mortgage Banking Activities
We use economic hedge derivatives in our mortgage banking business to hedge the risk of changes in the fair value of (1) certain residential MSRs measured at fair value, (2) residential mortgage LHFS, (3) derivative loan commitments, and (4) other interests held. The types of derivatives used include swaps, swaptions, constant maturity mortgages, forwards, Eurodollar and Treasury futures and options contracts. Loan commitments for mortgage loans that we intend to sell are considered derivatives. Residential MSRs, derivative loan commitments, certain residential mortgage LHFS, and our economic hedge derivatives are carried at fair value with changes in fair value included in mortgage banking noninterest income. See Note 9 (Mortgage Banking Activities) for additional information on this economic hedging activity and mortgage banking income.
Customer Accommodation Trading and Other
For customer accommodation trading purposes, we use swaps, futures, forwards, spots and options to assist our customers in managing their own risks, including interest rate, commodity, equity, foreign exchange, and credit contracts. These derivatives are not linked to specific assets and liabilities on the consolidated balance sheet or to forecasted transactions in an accounting hedge relationship and, therefore, do not qualify for hedge accounting. We also enter into derivatives for risk management that do not otherwise qualify for hedge accounting. They are carried at fair value with changes in fair value recorded in noninterest income.
Customer accommodation trading and other derivatives also include embedded derivatives that are required to be accounted for separately from their host contract. We periodically issue hybrid long-term notes and CDs where the performance of the hybrid instrument note is linked to an equity, commodity or currency index, or basket of such indices. These notes contain explicit terms that affect some or all of the cash flows or the value of the note in a manner similar to a derivative instrument and therefore are considered to contain an “embedded” derivative instrument. The indices on which the performance of the hybrid instrument is calculated are not clearly and closely related to the host debt instrument. The “embedded” derivative is separated from the host contract and accounted for as a derivative. Additionally, we may invest in hybrid instruments that contain embedded derivatives, such as credit derivatives, that are not clearly and closely related to the host contract. In such instances, we either elect fair value option for the hybrid instrument or separate the embedded derivative from the host contract and account for the host contract and derivative separately.
Table 16.6 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.
Table 16.6: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income				Noninterest expense
(in millions)	Mortgage banking	Net gains on trading and securities	Other	Total	Personnel expense
Year ended December 31, 2021
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$(51)	—	(11)	(62)	—
Equity contracts	—	495	(1)	494	(611)
Foreign exchange contracts	—	—	335	335	—
Credit contracts	—	—	(12)	(12)	—
Subtotal	(51)	495	311	755	(611)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	62	1,217	—	1,279	—
Commodity contracts	—	133	—	133	—
Equity contracts	—	(4,549)	(444)	(4,993)	—
Foreign exchange contracts	—	827	—	827	—
Credit contracts	—	(93)	—	(93)	—
Subtotal	62	(2,465)	(444)	(2,847)	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$11	(1,970)	(133)	(2,092)	(611)
Year ended December 31, 2020
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,787	—	(93)	2,694	—
Equity contracts	—	(1,167)	(25)	(1,192)	(778)
Foreign exchange contracts	—	—	(455)	(455)	—
Credit contracts	—	—	14	14	—
Subtotal	2,787	(1,167)	(559)	1,061	(778)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	1,964	(1,021)	—	943	—
Commodity contracts	—	446	—	446	—
Equity contracts	—	(436)	(334)	(770)	—
Foreign exchange contracts	—	89	—	89	—
Credit contracts	—	(1)	—	(1)	—
Subtotal	1,964	(923)	(334)	707	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$4,751	(2,090)	(893)	1,768	(778)
Year ended December 31, 2019
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,177	—	1	2,178	—
Equity contracts	—	(2,120)	(2)	(2,122)	—
Foreign exchange contracts	—	—	(77)	(77)	—
Credit contracts	—	—	(5)	(5)	—
Subtotal	2,177	(2,120)	(83)	(26)	—
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	418	(95)	—	323	—
Commodity contracts	—	164	—	164	—
Equity contracts	—	(4,863)	(484)	(5,347)	—
Foreign exchange contracts	—	47	—	47	—
Credit contracts	—	(120)	—	(120)	—
Subtotal	418	(4,867)	(484)	(4,933)	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$2,595	(6,987)	(567)	(4,959)	—
(1)Mortgage banking amounts for the years ended 2021, 2020 and 2019 are comprised of gains (losses) of $(1.2) billion, $4.6 billion and $2.3 billion related to derivatives used as economic hedges of MSRs measured at fair value offset by gains (losses) of $1.2 billion, $(1.8) billion and $(141) million related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.
Credit Derivatives
Credit derivative contracts are arrangements whose value is derived from the transfer of credit risk of a reference asset or entity from one party (the purchaser of credit protection) to another party (the seller of credit protection). We use credit derivatives to assist customers with their risk management objectives predominantly by purchasing and selling credit protection on corporate debt obligations through the use of credit default swaps or through risk participation swaps to help manage counterparty exposure. We would be required to perform under the credit derivatives we sold in the event of default by the referenced obligors. Events of default include events such as bankruptcy, capital restructuring or lack of principal and/or interest payment.
Table 16.7 provides details of sold credit derivatives.
Table 16.7: Sold Credit Derivatives

	Notional amount
(in millions)	Protection sold	Protection sold – non-investment grade
December 31, 2021
Credit default swaps	$8,033	1,982
Risk participation swaps	6,756	6,012
Total credit derivatives	14,789	7,994
December 31, 2020 (1)
Credit default swaps	5,707	1,805
Risk participation swaps	6,378	6,262
Total credit derivatives	$12,085	8,067
(1)Prior period balances have been conformed to current period presentation.
Protection sold represents the estimated maximum exposure to loss that would be incurred, if upon an event of default, the value of our interests and any associated collateral declined to zero, and does not take into consideration any of recovery value from the referenced obligation or offset from collateral held or any economic hedges.
The amounts under non-investment grade represent the notional amounts of those credit derivatives on which we have a higher risk of being required to perform under the terms of the credit derivative and are a function of the underlying assets.
We consider the credit risk to be low if the underlying assets under the credit derivative have an external rating that is investment grade. If an external rating was not available, we classified the credit derivative as non-investment grade.
Our maximum exposure to sold credit derivatives is managed through posted collateral and purchased credit derivatives with identical or similar reference positions in order to achieve our desired credit risk profile. The credit risk management is designed to provide an ability to recover a significant portion of any amounts that would be paid under sold credit derivatives.

Credit-Risk Contingent Features
Certain of our derivative contracts contain provisions whereby if the credit rating of our debt were to be downgraded by certain major credit rating agencies, the counterparty could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. Table 16.8 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.
Table 16.8: Credit-Risk Contingent Features

(in billions)	Dec 31, 2021	Dec 31, 2020
Net derivative liabilities with credit-risk contingent features	$12.2	10.5
Collateral posted	11.0	9.0
Additional collateral to be posted upon a below investment grade credit rating (1)	1.2	1.5
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.